The financial covenants contained in the agreements are presented below: (Details) - Copel geracaoe transmissao SA [member]	12 Months Ended
Dec. 31, 2021
B N D E S Finemn 8209891 Maua [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Contract	BNDES Finem No. 820989.1 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
Bancodo Brasiln 21020000 Maua [Member]
IfrsStatementLineItems [Line Items]
Contract	Banco do Brasil No. 21/02000-0 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≥ 1.3
B N D E S Finemn 14205611 [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Contract	BNDES Finem No. 14205611
Annual financial index	Financial indebtedness / adjusted EBITIDA
Limit	≤ 4.0
B N D E S Finemn 14212711 [Member]
IfrsStatementLineItems [Line Items]
Company	Santa Maria
Contract	BNDES Finem No. 14212711
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 14212721 [Member]
IfrsStatementLineItems [Line Items]
Company	Santa Helena
Contract	BNDES Finem No. 14212721
B N D E S Assignment Agreement [Member]
IfrsStatementLineItems [Line Items]
Company	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 11211531 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Boa Vista S.A.
Contract	BNDES Finem No. 11211531
B N D E S Finemn 11211521 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Farol S.A.
Contract	BNDES Finem No. 11211521
B N D E S Finemn 11211551 [Member]
IfrsStatementLineItems [Line Items]
Company	GE Olho D´Água S.A.
Contract	BNDES Finem No. 11211551
B N D E S Finemn 11211541 [Member]
IfrsStatementLineItems [Line Items]
Company	GE São Bento do Norte S.A.
Contract	BNDES Finem No. 11211541
B N D E S Finemn 18204611 [Member]
IfrsStatementLineItems [Line Items]
Company	Cutia
Contract	BNDES Finem No. 18204611
Annual financial index	Debt service coverage ratio
Limit	≥ 1.2
B N D E S Finemn 13212221 [Member]
IfrsStatementLineItems [Line Items]
Company	Costa Oeste
Contract	BNDES Finem No. 13212221
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
B N D E S Finemn 14205851 [Member]
IfrsStatementLineItems [Line Items]
Company	Marumbi
Contract	BNDES Finem No. 14205851
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3